Non-controlling Interests - Summary of Interests in Subsidiaries for which Company Holds or Held Less Than 100% Interest (Parenthetical) (Details) - CAD ($) shares in Thousands, $ in Thousands	1 Months Ended	4 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Loss allocated to NCI			$ (832)	$ (1,044)	$ (42,530)
Non-controlling interests (note 19)			$ (8,087)	(7,255)
Prometic Bioproduction Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by non-controlling interest	13.00%
Number of common shares exchanged to acquire shares in subsidiary		4,712,422			4,712,422
Deficit recognized to reflect increase in ownership of subsidiary		$ 15,278			$ 15,278
Effect of funding arrangements on non-controlling interests (note 19)					$ 3,629
Business acquisition, ownership percentage		13.00%			13.00%
Net liabilities attributable to NCI		$ 11,649			$ 11,649
Loss allocated to NCI		927			(927)
NantPro Biosciences, LLC
Disclosure of subsidiaries [line items]
Loss allocated to NCI				(331)	(40,962)
Non-controlling interests (note 19)		$ 2,892		$ 331	$ 2,892